Expected credit loss measurement (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Financial Assets [Line Item]
Disclosure Of Credit Risk Exposure Explanatory
USD million	31.12.19
	Carrying amount[1]				ECL allowances
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	107,068	107,068	0	0	0	0	0	0
Loans and advances to banks	12,447	12,367	80	0	(6)	(4)	(1)	(1)
Receivables from securities financing transactions	84,245	84,245	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	23,289	23,289	0	0	0	0	0	0
Loans and advances to customers	326,786	309,499	15,538	1,749	(764)	(82)	(123)	(559)
of which: Private clients with mortgages	132,646	124,063	7,624	959	(110)	(15)	(55)	(41)
of which: Real estate financing	38,481	32,932	5,532	17	(43)	(5)	(34)	(4)
of which: Large corporate clients	9,703	9,184	424	94	(117)	(15)	(4)	(98)
of which: SME clients	11,786	9,817	1,449	521	(303)	(17)	(15)	(271)
of which: Lombard	112,893	112,796	0	98	(22)	(4)	0	(18)
of which: Credit cards	1,661	1,314	325	22	(35)	(8)	(14)	(13)
of which: Commodity trade finance	2,844	2,826	8	10	(81)	(5)	0	(77)
Other financial assets measured at amortized cost	22,980	21,953	451	576	(143)	(35)	(13)	(95)
of which: Loans to financial advisors	2,877	2,341	334	202	(109)	(29)	(11)	(70)
Total financial assets measured at amortized cost	576,815	558,420	16,069	2,326	(915)	(124)	(137)	(655)
Financial assets measured at fair value through other comprehensive income	6,345	6,345	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	583,159	564,765	16,069	2,326	(915)	(124)	(137)	(655)

	Total exposure				ECL provisions
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,142	17,757	304	82	(42)	(8)	(1)	(33)
of which: Large corporate clients	3,687	3,461	203	24	(10)	(1)	0	(9)
of which: SME clients	1,180	1,055	67	58	(24)	0	0	(23)
of which: Financial intermediaries and hedge funds	7,966	7,950	16	0	(5)	(4)	0	0
of which: Lombard	622	622	0	0	(1)	0	0	(1)
of which: Commodity trade finance	2,334	2,320	13	0	(1)	(1)	0	0
Irrevocable loan commitments	27,547	27,078	419	50	(35)	(30)	(5)	0
of which: Large corporate clients	18,735	18,349	359	27	(27)	(24)	(3)	0
Forward starting reverse repurchase and securities borrowing agreements	1,657	1,657	0	0	0	0	0	0
Committed unconditionally revocable credit lines	35,092	33,848	1,197	46	(34)	(17)	(17)	0
of which: Real estate financing	5,242	4,934	307	0	(16)	(3)	(13)	0
of which: Large corporate clients	4,274	4,188	69	17	(1)	(1)	0	0
of which: SME clients	4,787	4,589	171	27	(9)	(8)	(1)	0
of which: Lombard	7,976	7,975	0	1	0	0	0	0
of which: Credit cards	7,890	7,535	355	0	(6)	(4)	(2)	0
of which: Commodity trade finance	344	344	0	0	0	0	0	0
Irrevocable committed prolongation of existing loans	3,289	3,285	0	4	(3)	(3)	0	0
Total off-balance sheet financial instruments and other credit lines	85,728	83,626	1,920	182	(114)	(58)	(23)	(33)
Total allowances and provisions					(1,029)	(181)	(160)	(688)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

USD million	31.12.18
	Carrying amount[1]				ECL allowances
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	108,370	108,370	0	0	0	0	0	0
Loans and advances to banks	16,868	16,666	202	0	(7)	(4)	(1)	(3)
Receivables from securities financing transactions	95,349	95,349	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	23,602	23,602	0	0	0	0	0	0
Loans and advances to customers	320,352	298,248	20,357	1,748	(772)	(69)	(155)	(549)
of which: Private clients with mortgages	126,335	115,679	9,859	796	(138)	(16)	(83)	(39)
of which: Real estate financing	36,474	28,578	7,858	38	(59)	(3)	(40)	(16)
of which: Large corporate clients	11,390	10,845	457	88	(95)	(9)	(4)	(82)
of which: SME clients	9,924	8,029	1,263	632	(281)	(13)	(12)	(256)
of which: Lombard	111,722	111,707	0	14	(21)	(4)	0	(17)
of which: Credit cards	1,529	1,216	297	16	(30)	(6)	(13)	(11)
of which: Commodity trade finance	3,260	2,798	445	16	(86)	(5)	(3)	(78)
Other financial assets measured at amortized cost	22,563	21,862	223	478	(155)	(43)	(4)	(109)
of which: Loans to financial advisors	3,291	3,104	62	125	(113)	(34)	(2)	(77)
Total financial assets measured at amortized cost	587,104	564,096	20,782	2,226	(937)	(117)	(159)	(660)
Financial assets measured at fair value through other comprehensive income	6,667	6,667	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	593,770	570,763	20,782	2,226	(937)	(117)	(159)	(660)

	Total exposure				ECL provisions
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,146	17,321	611	215	(43)	(7)	(2)	(34)
of which: Large corporate clients	3,862	3,599	136	127	(8)	(1)	(1)	(6)
of which: SME clients	1,298	1,057	164	77	(26)	0	0	(25)
of which: Financial intermediaries and hedge funds	7,193	7,125	67	0	(4)	(3)	0	0
of which: Lombard	834	834	0	0	0	0	0	0
of which: Commodity trade finance	2,097	1,851	236	11	(1)	(1)	0	0
Irrevocable loan commitments	31,212	30,590	568	53	(37)	(32)	(5)	0
of which: Large corporate clients	22,019	21,492	519	7	(31)	(26)	(4)	0
Forward starting reverse repurchase and securities borrowing agreements	937	937	0	0	0	0	0	0
Committed unconditionally revocable credit lines	36,634	35,121	1,420	93	(36)	(19)	(16)	0
of which: Real estate financing	2,562	2,150	401	11	(17)	(4)	(12)	0
of which: Large corporate clients	4,260	4,152	91	17	(2)	(1)	0	0
of which: SME clients	4,505	4,163	285	57	(7)	(6)	(1)	0
of which: Lombard	7,402	7,402	0	0	0	(1)	0	0
of which: Credit cards	7,343	7,035	309	0	(6)	(4)	(2)	0
of which: Commodity trade finance	3,467	3,209	254	4	(2)	(2)	0	0
Irrevocable committed prolongation of existing loans	3,339	2,861	456	22	(1)	(1)	0	0
Total off-balance sheet financial instruments and other credit lines	90,268	86,830	3,055	383	(116)	(59)	(23)	(34)
Total allowances and provisions					(1,054)	(176)	(183)	(695)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

Disclosure Of Provision Matrix Explanatory

Balance sheet notes

Note 10 Financial assets at amortized cost and other positions in scope of expected credit loss measurement

The tables on the following pages provide information about financial instruments and certain other credit lines that are subject to expected credit loss (ECL) requirements. UBS has established ECL disclosure segments or “ECL segments” to disaggregate portfolios based on shared risk characteristics and on the same or similar rating methods applied. The key segments are presented in the table below.

→Refer to Note 23 for more information about expected credit loss measurement

Segment

Segment description

Description of credit risk sensitivity

Business division /

Corporate Center

Private clients with mortgages

Lending to private clients secured by owner-occupied real estate and personal account overdrafts of those clients

Sensitive to the interest rate environment, employment status and influence from regional effects (e.g., property values)

–Personal & Corporate Banking

–Global Wealth Management

Real estate financing

Rental or income-producing real estate financing to private and corporate clients secured by real estate

Sensitive to GDP development, the interest rate environment and regional effects (e.g., property values)

–Personal & Corporate Banking

–Global Wealth Management

–Investment Bank

Large corporate clients

Lending to large corporate and multinational clients

Sensitive to GDP development, seasonality, business cycles and collateral values (diverse collateral including real estate and other collateral types)

–Personal & Corporate Banking

–Investment Bank

SME clients

Lending to small and medium-sized corporate clients

Sensitive to GDP development, the interest rate environment and, to some extent, seasonality, business cycles and collateral values (diverse collateral including real estate and other collateral types)

–Personal & Corporate Banking

Lombard

Loans secured by pledges of marketable

securities, guarantees and other forms of collateral

Sensitive to the market (e.g., changes in collateral as well as in invested assets)

–Global Wealth Management

Credit cards

Credit card solutions in Switzerland and the US

Sensitive to the interest rate

environment and employment status

–Personal & Corporate Banking

–Global Wealth Management

Commodity trade finance

Working capital financing of commodity traders, generally extended on a self-liquidating transactional basis

Sensitive primarily to the strength of individual transaction structures and collateral values (price volatility of commodities) as the primary source for debt service is directly linked to the shipments financed

–Personal & Corporate Banking

Financial intermediaries and hedge funds

Lending to financial institutions and pension funds, including exposures to broker-dealers and clearing houses

Sensitive to GDP development, the interest rate environment, regulatory changes and political risk

–Personal & Corporate Banking

–Investment Bank

–Corporate Center

→

Refer to Note 23g for more details regarding sensitivity

For amortized cost instruments, the net carrying amount represents the maximum exposure to credit risk, taking into account the allowance for credit losses. Financial assets measured at fair value through other comprehensive income (FVOCI) are also subject to ECL; however, unlike for amortized cost instruments, the allowance does not reduce the carrying amount of these financial assets. Rather, the carrying amount of financial assets measured at FVOCI represents the maximum exposure to credit risk.

No purchased credit-impaired financial assets have been recognized in the period. Originated credit-impaired financial assets were not material and are not presented in the table below and on the following page.

In addition to on-balance sheet financial assets, certain off-balance sheet financial instruments and other credit lines are also subject to ECL. The maximum exposure to credit risk for off-balance sheet financial instruments is calculated based on the maximum contractual amounts.

USD million	31.12.19
	Carrying amount[1]				ECL allowances
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	107,068	107,068	0	0	0	0	0	0
Loans and advances to banks	12,447	12,367	80	0	(6)	(4)	(1)	(1)
Receivables from securities financing transactions	84,245	84,245	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	23,289	23,289	0	0	0	0	0	0
Loans and advances to customers	326,786	309,499	15,538	1,749	(764)	(82)	(123)	(559)
of which: Private clients with mortgages	132,646	124,063	7,624	959	(110)	(15)	(55)	(41)
of which: Real estate financing	38,481	32,932	5,532	17	(43)	(5)	(34)	(4)
of which: Large corporate clients	9,703	9,184	424	94	(117)	(15)	(4)	(98)
of which: SME clients	11,786	9,817	1,449	521	(303)	(17)	(15)	(271)
of which: Lombard	112,893	112,796	0	98	(22)	(4)	0	(18)
of which: Credit cards	1,661	1,314	325	22	(35)	(8)	(14)	(13)
of which: Commodity trade finance	2,844	2,826	8	10	(81)	(5)	0	(77)
Other financial assets measured at amortized cost	22,980	21,953	451	576	(143)	(35)	(13)	(95)
of which: Loans to financial advisors	2,877	2,341	334	202	(109)	(29)	(11)	(70)
Total financial assets measured at amortized cost	576,815	558,420	16,069	2,326	(915)	(124)	(137)	(655)
Financial assets measured at fair value through other comprehensive income	6,345	6,345	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	583,159	564,765	16,069	2,326	(915)	(124)	(137)	(655)

	Total exposure				ECL provisions
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,142	17,757	304	82	(42)	(8)	(1)	(33)
of which: Large corporate clients	3,687	3,461	203	24	(10)	(1)	0	(9)
of which: SME clients	1,180	1,055	67	58	(24)	0	0	(23)
of which: Financial intermediaries and hedge funds	7,966	7,950	16	0	(5)	(4)	0	0
of which: Lombard	622	622	0	0	(1)	0	0	(1)
of which: Commodity trade finance	2,334	2,320	13	0	(1)	(1)	0	0
Irrevocable loan commitments	27,547	27,078	419	50	(35)	(30)	(5)	0
of which: Large corporate clients	18,735	18,349	359	27	(27)	(24)	(3)	0
Forward starting reverse repurchase and securities borrowing agreements	1,657	1,657	0	0	0	0	0	0
Committed unconditionally revocable credit lines	35,092	33,848	1,197	46	(34)	(17)	(17)	0
of which: Real estate financing	5,242	4,934	307	0	(16)	(3)	(13)	0
of which: Large corporate clients	4,274	4,188	69	17	(1)	(1)	0	0
of which: SME clients	4,787	4,589	171	27	(9)	(8)	(1)	0
of which: Lombard	7,976	7,975	0	1	0	0	0	0
of which: Credit cards	7,890	7,535	355	0	(6)	(4)	(2)	0
of which: Commodity trade finance	344	344	0	0	0	0	0	0
Irrevocable committed prolongation of existing loans	3,289	3,285	0	4	(3)	(3)	0	0
Total off-balance sheet financial instruments and other credit lines	85,728	83,626	1,920	182	(114)	(58)	(23)	(33)
Total allowances and provisions					(1,029)	(181)	(160)	(688)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

USD million	31.12.18
	Carrying amount[1]				ECL allowances
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	108,370	108,370	0	0	0	0	0	0
Loans and advances to banks	16,868	16,666	202	0	(7)	(4)	(1)	(3)
Receivables from securities financing transactions	95,349	95,349	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	23,602	23,602	0	0	0	0	0	0
Loans and advances to customers	320,352	298,248	20,357	1,748	(772)	(69)	(155)	(549)
of which: Private clients with mortgages	126,335	115,679	9,859	796	(138)	(16)	(83)	(39)
of which: Real estate financing	36,474	28,578	7,858	38	(59)	(3)	(40)	(16)
of which: Large corporate clients	11,390	10,845	457	88	(95)	(9)	(4)	(82)
of which: SME clients	9,924	8,029	1,263	632	(281)	(13)	(12)	(256)
of which: Lombard	111,722	111,707	0	14	(21)	(4)	0	(17)
of which: Credit cards	1,529	1,216	297	16	(30)	(6)	(13)	(11)
of which: Commodity trade finance	3,260	2,798	445	16	(86)	(5)	(3)	(78)
Other financial assets measured at amortized cost	22,563	21,862	223	478	(155)	(43)	(4)	(109)
of which: Loans to financial advisors	3,291	3,104	62	125	(113)	(34)	(2)	(77)
Total financial assets measured at amortized cost	587,104	564,096	20,782	2,226	(937)	(117)	(159)	(660)
Financial assets measured at fair value through other comprehensive income	6,667	6,667	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	593,770	570,763	20,782	2,226	(937)	(117)	(159)	(660)

	Total exposure				ECL provisions
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,146	17,321	611	215	(43)	(7)	(2)	(34)
of which: Large corporate clients	3,862	3,599	136	127	(8)	(1)	(1)	(6)
of which: SME clients	1,298	1,057	164	77	(26)	0	0	(25)
of which: Financial intermediaries and hedge funds	7,193	7,125	67	0	(4)	(3)	0	0
of which: Lombard	834	834	0	0	0	0	0	0
of which: Commodity trade finance	2,097	1,851	236	11	(1)	(1)	0	0
Irrevocable loan commitments	31,212	30,590	568	53	(37)	(32)	(5)	0
of which: Large corporate clients	22,019	21,492	519	7	(31)	(26)	(4)	0
Forward starting reverse repurchase and securities borrowing agreements	937	937	0	0	0	0	0	0
Committed unconditionally revocable credit lines	36,634	35,121	1,420	93	(36)	(19)	(16)	0
of which: Real estate financing	2,562	2,150	401	11	(17)	(4)	(12)	0
of which: Large corporate clients	4,260	4,152	91	17	(2)	(1)	0	0
of which: SME clients	4,505	4,163	285	57	(7)	(6)	(1)	0
of which: Lombard	7,402	7,402	0	0	0	(1)	0	0
of which: Credit cards	7,343	7,035	309	0	(6)	(4)	(2)	0
of which: Commodity trade finance	3,467	3,209	254	4	(2)	(2)	0	0
Irrevocable committed prolongation of existing loans	3,339	2,861	456	22	(1)	(1)	0	0
Total off-balance sheet financial instruments and other credit lines	90,268	86,830	3,055	383	(116)	(59)	(23)	(34)
Total allowances and provisions					(1,054)	(176)	(183)	(695)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

Coverage ratios are calculated by taking ECL allowances and provisions divided by the gross carrying amount of the exposures. These ratios have remained broadly unchanged in 2019 and are influenced by the following key factors:

–significant asset balances are held with central banks as part of the requirement to hold high-quality liquid assets;

–Lombard loans are secured with marketable securities in portfolios which are in general highly diversified with strict lending policies that are intended to ensure that credit risk is minimal under most circumstances;

–mortgage loans to private clients and real estate financing are controlled by conservative eligibility criteria, including low loan-to-value ratios and strong debt service capabilities. The risk of rising interest rates has been taken into account in the scenario selection process;

–the amount of unsecured retail lending (including credit cards) in Switzerland is insignificant;

–contractual maturities in the loan portfolio, which are a factor in the calculation of ECLs, are generally short, with a large part of the loan portfolio having contractual maturities of 12 month or less;

–for example, the carrying amount of Swiss residential mortgage loans would continue to be fully covered or 98% covered by real estate collateral, even if the value of that collateral decreased by 20% or 30%, respectively.

Certain assets reported in stage 2 within the Private clients with mortgages and Real estate financing segments did not have a comparable rating on origination upon which to base the assessment of whether a significant increase in credit risk (SICR) has occurred. In accordance with the IFRS 9 transition requirements, a lifetime ECL has been recognized for these assets. In the medium term and based on the current economic outlook, UBS expects the proportion of these stage 2 assets to reduce to some extent.

	31.12.19
	Gross carrying amount (USD million)				ECL coverage (bps)
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Loans and advances to customers	327,550	309,581	15,661	2,308	23	3	79	2,420
of which: Private clients with mortgages	132,756	124,077	7,679	1,000	8	1	72	406
of which: Real estate financing	38,524	32,937	5,567	21	11	2	62	1,765
of which: Large corporate clients	9,819	9,199	429	192	119	16	100	5,088
of which: SME clients	12,089	9,834	1,464	791	251	18	104	3,420
of which: Lombard	112,915	112,799	0	116	2	0	0	1,566
of which: Credit cards	1,696	1,322	339	35	205	60	404	3,718
of which: Commodity trade finance	2,925	2,831	8	87	278	17	3	8,844
Other financial assets measured at amortized cost	23,123	21,988	463	672	62	16	274	1,420
of which: Loans to financial advisors	2,987	2,370	344	272	366	122	305	2,570
Total financial assets measured at amortized cost	577,730	558,544	16,206	2,981	16	2	84	2,198
Financial assets measured at fair value through other comprehensive income	6,345	6,345	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	584,075	564,888	16,206	2,981	16	2	84	2,198

	Gross exposure (USD million)				ECL coverage (bps)
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,142	17,757	304	82	23	4	30	4,032
Irrevocable loan commitments	27,547	27,078	419	50	13	11	120	0
Forward starting reverse repurchase and securities borrowing agreements	1,657	1,657	0	0	0	0	0	0
Committed unconditionally revocable credit lines	35,092	33,848	1,197	46	10	5	143	0
Irrevocable committed prolongation of existing loans	3,289	3,285	0	4	8	8	0	0
Total off-balance sheet financial instruments and other credit lines	85,728	83,626	1,920	182	13	7	120	1,822
Total allowances and provisions					29	9	204	4,020

As explained in Note 1a, the assessment of an SICR considers a number of qualitative and quantitative factors to determine if a stage transfer between stage 1 and stage 2 is required. The primary assessment considers changes in probability of default (PD) based on rating analyses and economic outlook. Additionally, UBS considers counterparties that have moved to a credit watch list and those with payments that are 30 days past due.

USD million	ECL allowances / provisions
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	of which: PD layer	of which: watch list	of which: ≥30 days past due	Stage 3
Mortgages, business loans and related off-balance sheet commitments in the region Switzerland	723	89	137	93	6	38	497
of which: Private clients with mortgages	90	11	53	40	0	13	27
of which: Real estate financing	59	8	47	36	0	11	4
of which: Large corporate clients	57	6	4	0	4	0	47
of which: SME clients	310	25	9	6	2	1	276
of which: Lombard	3	2	0	0	0	0	1
of which: Leasing	42	6	12	11	0	1	24
of which: Credit cards	33	9	11	0	0	11	12
of which: Other	130	23	2	2	0	0	106

Disclosure Of Key Macro Economic Variables Explanatory
	One year				Three years cumulative
Key parameters	Upside	Baseline	Mild downside	Severe downside	Upside	Baseline	Mild downside	Severe downside
Real GDP growth (% change)
United States	4.3	1.9	(0.5)	(6.4)	10.9	6.4	0.0	(4.3)
Eurozone	3.6	1.0	(0.3)	(9.1)	9.5	2.8	0.7	(10.8)
Switzerland	4.2	1.5	(0.8)	(7.0)	10.4	4.8	(0.1)	(6.2)
Consumer price index (% change)
United States	3.1	1.8	4.9	(1.2)	8.6	6.2	11.1	0.4
Eurozone	2.1	1.3	2.8	(1.3)	6.7	4.3	6.2	(1.7)
Switzerland	1.5	0.8	1.8	(1.8)	5.5	2.7	4.2	(1.6)
Unemployment rate (change, percentage points)
United States	(0.9)	(0.4)	0.3	5.7	(0.9)	(0.5)	0.7	5.6
Eurozone	(1.4)	(0.1)	0.6	5.6	(1.9)	(0.2)	1.0	7.9
Switzerland	(0.3)	0.1	0.5	2.6	(0.8)	0.3	1.2	3.6
Fixed income: 10-year government bonds (change in yields, basis points)
USD	61.0	0.2	187.5	(100.0)	274.1	10.1	262.5	(75.0)
EUR	65.0	8.4	112.5	(30.0)	221.7	28.2	225.0	(20.0)
CHF	73.0	9.5	187.5	(70.0)	283.0	30.0	262.5	(35.0)
Equity indices (% change)
S&P 500	14.8	3.5	(20.3)	(53.0)	42.7	9.5	(23.5)	(42.9)
EuroStoxx 50	17.0	0.5	(15.5)	(60.0)	44.3	4.4	(14.7)	(52.9)
SPI	13.9	1.4	(19.0)	(56.2)	42.2	5.3	(24.0)	(46.8)
Swiss real estate (% change)
Single-Family Homes	4.5	0.1	(7.3)	(15.2)	14.1	2.3	(15.8)	(27.0)
Other real estate (% change)
United States (S&P/Case-Shiller)	6.2	4.0	(4.0)	(13.3)	17.7	16.7	(11.9)	(23.4)
Eurozone (House Price Index)	4.9	1.2	(1.2)	(23.0)	15.4	2.2	(6.8)	(33.2)

Disclosure Of Credit Risk Exposure Movement Explanatory
	Development of ECL allowances and provisions
USD million	Total	Stage 1	Stage 2	Stage 3
Balance as of 31 December 2018	(1,054)	(176)	(183)	(695)
ECL movements due to stage transfer[1]	0	(96)	103	(8)
Net movement from new and derecognized transactions[2]	(53)	(66)	10	3
of which: Private clients with mortgages	(1)	(4)	3	0
of which: Real estate financing	(3)	(5)	2	0
of which: Large corporate clients	(6)	(14)	8	0
of which: SME clients	(16)	(14)	(2)	0
Book quality movements	(52)	141	(97)	(96)
Remeasurements due to stage transfers[3]	(125)	110	(138)	(97)
of which: Private clients with mortgages	(5)	70	(74)	(1)
of which: Real estate financing	5	21	(16)	0
of which: Large corporate clients	(45)	1	(11)	(35)
of which: SME clients	(64)	6	(17)	(53)
Remeasurements without stage transfers[4]	73	31	41	1
of which: Private clients with mortgages	22	2	30	(9)
of which: Real estate financing	1	0	0	1
of which: Large corporate clients	(24)	(10)	0	(14)
of which: SME clients	35	9	10	17
Model and methodology changes[5]	26	17	9	0
Total ECL movements with profit or loss impact[6]	(78)	(4)	25	(100)
Other allowance and provision movements	105	(1)	(2)	108
Write-offs / recoveries[7]	130	0	0	130
Reclassifications[8]	0	0	0	0
Foreign exchange movements[9]	(8)	(1)	(2)	(4)
Other	(19)	0	0	(18)
Balance as of 31 December 2019	(1,029)	(181)	(160)	(688)
1 Represents ECL allowances and provisions prior to ECL remeasurement due to stage transfer. 2 Represents the increase and decrease in allowances and provisions resulting from financial instruments (including guarantees and facilities) that were newly originated, purchased or renewed and from the final derecognition of loans or facilities on their maturity date or earlier. 3 Represents the remeasurement between 12-month and lifetime ECL due to stage transfers. 4 Represents the change in allowances and provisions related to changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions, changes in the exposure profile, PD and LGD changes, and unwinding of the time value. 5 Represents the change in the allowances and provisions related to changes in models and methodologies. Refer to Note 23b for more information. 6 Includes ECL movements due to stage transfers, ECL movements from new and derecognized transactions, book quality changes and model and methodology changes. 7 Represents the decrease in allowances and provisions resulting from write-offs of the ECL allowance against the gross carrying amount when all or part of a financial asset is deemed uncollectible or forgiven. 8 Represents reclassifications to Other assets measured at amortized cost. 9 Represents the change in allowances and provisions related to movements in foreign exchange rates.

Disclosure Of Maximum Exposure To Credit Risk Explanatory
Maximum exposure to credit risk
	31.12.19
		Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion	Maximum exposure to credit risk	Cash collateral received	Collateralized by securities	Secured by real estate	Other collateral[1]	Netting	Credit derivative contracts	Guarantees
Financial assets measured at amortized cost on the balance sheet
Cash and balances at central banks	107.1								107.1
Loans and advances to banks[2]	12.4		0.0						12.4
Receivables from securities financing transactions	84.2		77.6		5.8				0.8
Cash collateral receivables on derivative instruments[3,4]	23.3					14.4			8.9
Loans and advances to customers[5]	326.8	18.4	101.4	174.7	17.1			1.1	14.0
Other financial assets measured at amortized cost	23.0	0.1	0.4	0.0	1.3				21.1
Total financial assets measured at amortized cost	576.8	18.6	179.4	174.7	24.3	14.4	0.0	1.1	164.4
Financial assets measured at fair value through other comprehensive income – debt	6.3								6.3
Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL	583.2	18.6	179.4	174.7	24.3	14.4	0.0	1.1	170.7
Guarantees[6]	18.1	1.0	3.0	0.1	1.7			2.5	9.8
Loan commitments[6]	27.5	0.2	1.9	1.3	5.8		0.2	0.2	18.0
Forward starting transactions, reverse repurchase and securities borrowing agreements	1.7		1.7						0.0
Committed unconditionally revocable credit lines	35.1	0.3	8.3	4.9	3.6			0.0	17.9
Total maximum exposure to credit risk not reflected on the balance sheet, in scope of ECL	82.3	1.5	14.9	6.3	11.0	0.0	0.2	2.8	45.7
Maximum exposure to credit risk (continued)
	31.12.18
		Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion	Maximum exposure to credit risk	Cash collateral received	Collateralized by securities	Secured by real estate	Other collateral[1]	Netting	Credit derivative contracts	Guarantees
Financial assets measured at amortized cost on the balance sheet
Cash and balances at central banks	108.4								108.4
Loans and advances to banks[2]	16.9		0.1						16.8
Receivables from securities financing transactions	95.3		92.5		2.5				0.3
Cash collateral receivables on derivative instruments[3,4]	23.6					14.5			9.1
Loans and advances to customers[5]	320.4	17.0	104.4	167.1	16.2		0.0	1.2	14.3
Other financial assets measured at amortized cost	22.6	0.1	0.4	0.0	1.1				20.9
Total financial assets measured at amortized cost	587.1	17.2	197.4	167.2	19.9	14.5	0.0	1.2	169.8
Financial assets measured at fair value through other comprehensive income – debt	6.7								6.7
Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL	593.8	17.2	197.4	167.2	19.9	14.5	0.0	1.2	176.5
Guarantees[6]	18.1	1.3	2.5	0.1	1.2			2.7	10.2
Loan commitments[6]	31.2	0.4	2.8	1.5	5.7		0.2	0.7	19.8
Forward starting transactions, reverse repurchase and securities borrowing agreements	0.9		0.9						0.0
Committed unconditionally revocable credit lines	36.6	1.1	6.5	4.2	3.9				21.0
Total maximum exposure to credit risk not reflected on the balance sheet, in scope of ECL	86.8	2.8	12.7	5.8	10.8	0.0	0.2	3.4	51.0
1 Includes but is not limited to life insurance contracts, inventory, mortgage loans, gold and other commodities. 2 Loans and advances to banks include amounts held with third-party banks on behalf of clients. The credit risk associated with these balances may be borne by those clients. 3 Included within Cash collateral receivables on derivative instruments are margin balances due from exchanges or clearing houses. Some of these margin balances reflect amounts transferred on behalf of clients who retain the associated credit risk. 4 The amount shown in the “Netting” column represents the netting potential not recognized on the balance sheet. Refer to Note 25 for more information. 5 Collateral arrangements generally incorporate a range of collateral, including cash, securities, property and other collateral. 6 The amount shown in the “Guarantees” column largely relates to sub-participations. Refer to Note 34 for more information.

Disclosure Of Internal Credit Exposures Explanatory
Financial assets subject to credit risk by rating category
USD million	31.12.19
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired (defaulted)	Total gross carrying amount	ECL allowances	Net carrying amount (maximum exposure to credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks	105,195	1,873	0	0	0	0	107,068	0	107,068
of which: stage 1	105,195	1,873	0	0	0	0	107,068	0	107,068
Loans and advances to banks	309	9,832	1,326	687	298	1	12,454	(6)	12,447
of which: stage 1	309	9,832	1,326	677	228	0	12,371	(4)	12,367
of which: stage 2	0	0	0	10	71	0	81	(1)	80
of which: stage 3	0	0	0	0	0	1	1	(1)	0
Receivables from securities financing transactions	21,089	16,889	14,366	28,815	3,088	0	84,246	(2)	84,245
of which: stage 1	21,089	16,889	14,366	28,815	3,088	0	84,246	(2)	84,245
Cash collateral receivables on derivative instruments	4,899	10,553	5,033	2,765	39	0	23,289	0	23,289
of which: stage 1	4,899	10,553	5,033	2,765	39	0	23,289	0	23,289
Loans and advances to customers	1,744	174,982	59,240	70,528	18,748	2,308	327,550	(764)	326,786
of which: stage 1	1,744	174,328	56,957	62,435	14,117	0	309,581	(82)	309,499
of which: stage 2	0	655	2,283	8,093	4,631	0	15,661	(123)	15,538
of which: stage 3	0	0	0	0	0	2,308	2,308	(559)	1,749
Other financial assets measured at amortized cost	13,031	1,560	390	7,158	312	672	23,123	(143)	22,980
of which: stage 1	13,031	1,549	381	6,747	280	0	21,988	(35)	21,953
of which: stage 2	0	11	9	412	32	0	463	(13)	451
of which: stage 3	0	0	0	0	0	672	672	(95)	576
Total financial assets measured at amortized cost	146,267	215,690	80,354	109,952	22,485	2,981	577,730	(915)	576,815
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments	5,854	450	0	41	0	0	6,345	0	6,345
Total on-balance sheet financial instruments	152,120	216,139	80,354	109,994	22,485	2,981	584,075	(915)	583,159
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Financial assets subject to credit risk by rating category
USD million	31.12.18
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired (defaulted)	Total gross carrying amount	ECL allowances	Net carrying amount (maximum exposure to credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks	103,635	4,735	0	0	0	0	108,370	0	108,370
of which: stage 1	103,635	4,735	0	0	0	0	108,370	0	108,370
Loans and advances to banks	829	13,462	1,347	927	307	3	16,875	(7)	16,868
of which: stage 1	829	13,462	1,347	763	268	0	16,669	(4)	16,666
of which: stage 2	0	0	0	164	39	0	203	(1)	202
of which: stage 3	0	0	0	0	0	3	3	(3)
Receivables from securities financing transactions	29,065	24,653	13,602	26,865	1,165	0	95,350	(2)	95,349
of which: stage 1	29,065	24,653	13,602	26,865	1,165	0	95,350	(2)	95,349
Cash collateral receivables on derivative instruments	5,136	10,042	5,282	3,040	101	0	23,601	0	23,602
of which: stage 1	5,136	10,042	5,282	3,040	101	0	23,601	0	23,602
Loans and advances to customers	3,642	172,742	52,566	73,863	16,014	2,297	321,124	(772)	320,352
of which: stage 1	3,621	172,002	49,277	62,305	11,111	0	298,316	(69)	298,248
of which: stage 2	20	740	3,289	11,558	4,903	0	20,510	(155)	20,357
of which: stage 3	0	0	0	0	0	2,297	2,297	(549)	1,748
Other financial assets measured at amortized cost	13,409	676	313	7,460	274	586	22,718	(155)	22,563
of which: stage 1	13,409	676	313	7,235	272	0	21,905	(43)	21,862
of which: stage 2	0	0	0	225	2	0	227	(4)	223
of which: stage 3	0	0	0	0	0	586	586	(109)	478
Total financial assets measured at amortized cost	155,716	226,310	73,110	112,155	17,861	2,886	588,039	(937)	587,104
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments	3,889	2,702	0	76	0	0	6,667	0	6,667
Total on-balance sheet financial instruments	159,605	229,012	73,110	112,231	17,861	2,886	594,706	(937)	593,771
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Disclosure Of Off Balance Sheet Positions By Rating Category Explanatory
Off-balance sheet positions subject to expected credit loss by rating category
USD million	31.12.19
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired(defaulted)	Total carrying amount (maximum exposure to credit risk)	ECL provision
Off-balance sheet financial instruments
Guarantees	857	4,932	6,060	5,450	761	82	18,142	(42)
of which: stage 1	857	4,931	6,048	5,218	704	0	17,757	(8)
of which: stage 2	0	1	12	233	57	0	304	(1)
of which: stage 3	0	0	0	0	0	82	82	(33)
Irrevocable loan commitments	2,548	10,068	4,862	5,859	4,160	50	27,547	(35)
of which: stage 1	2,548	10,068	4,862	5,722	3,878	0	27,078	(30)
of which: stage 2	0	0	0	137	282	0	419	(5)
of which: stage 3	0	0	0	0	0	50	50	0
Forward starting reverse repurchase and securities borrowing agreements	0	672	50	936	0	0	1,657	0
Total off-balance sheet financial instruments	3,405	15,672	10,972	12,245	4,922	132	47,347	(77)
Other credit lines
Committed unconditionally revocable credit lines	632	12,459	6,231	7,169	8,554	46	35,092	(34)
of which: stage 1	628	12,422	6,120	6,789	7,889	0	33,848	(17)
of which: stage 2	4	37	111	380	665	0	1,197	(17)
of which: stage 3	0	0	0	0	0	46	46	0
Irrevocable committed prolongation of existing loans	25	1,399	870	633	359	4	3,289	(3)
of which: stage 1	25	1,399	870	633	359	0	3,285	(3)
of which: stage 2	0	0	0	0	0	0	0	0
of which: stage 3	0	0	0	0	0	4	4	0
Total other credit lines	657	13,858	7,101	7,801	8,913	50	38,381	(37)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Disclosure Of Credit Impaired Financial Instruments Explanatory

USD million	31.12.19
	Gross carrying amount	Allowance for expected credit losses	Net carrying amount	Collateral / credit enhancements
Loans and advances to banks	1	(1)	0	0
Loans and advances to customers	2,308	(559)	1,749	1,698
of which: Private clients with mortgages	1,000	(41)	959	959
of which: Real estate financing	21	(4)	17	13
of which: Large corporate clients	192	(98)	94	77
of which: SME clients	791	(271)	521	461
of which: Lombard	116	(18)	98	89
Other financial assets measured at amortized cost	672	(95)	576	22
Total credit-impaired financial assets measured at amortized cost	2,981[1]	(655)[1]	2,326	1,720

Guarantees	82	(33)		10
of which: Large corporate clients	24	(9)		8
of which: SME clients	58	(23)		2
Loan commitments	50	0		12
Committed unconditionally revocable credit lines	46	0		5
Irrevocable committed prolongation of existing loans	4	0		0
Total off-balance sheet financial instruments and other credit lines	182[1]	(33)[1]		27
1 Under IFRS 9, adopted on 1 January 2018, an instrument is classified as credit-impaired if the counterparty is defaulted, and/or the instrument is purchased or originated credit-impaired and includes credit-impaired exposures for which no loss has occurred or no allowance has been recognized (e.g., because they are expected to be fully recoverable through the collateral held).

Scenario Sensitivity Analysis Explanatory
	Actual ECL allowances and provisions (as per Note 10)		Pro forma ECL allowances and provisions, assuming application of 100% weighting								Pro forma ECL allowances and provisions, assuming all positions being subject to lifetime ECL
Scenarios	Weighted average		Baseline		Upside		Mild downside		Severe downside		Weighted average
USD million, except where indicated	ECL	in % of baseline	ECL	in % of baseline	ECL	in % of baseline	ECL	in % of baseline	ECL	in % of baseline	ECL	in % of baseline
Segmentation
Private clients with mortgages	73	248	32	100	27	84	107	336	179	562	191	646
Real estate financing	55	169	35	100	28	81	61	175	128	368	82	251
Large corporate clients	48	151	32	100	28	87	39	120	106	329	95	296
SME clients	51	112	45	100	42	93	55	121	67	147	93	205
Other segments	113	127	90	100	78	87	126	140	166	185	252	283
Total	341	149	234	100	203	87	387	166	646	276	713	312

UBS AG
Disclosure Of Financial Assets [Line Item]
Disclosure Of Credit Risk Exposure Explanatory
USD million	31.12.19
	Carrying amount[1]				ECL allowances
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	107,068	107,068	0	0	0	0	0	0
Loans and advances to banks	12,379	12,298	80	0	(6)	(4)	(1)	(1)
Receivables from securities financing transactions	84,245	84,245	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	23,289	23,289	0	0	0	0	0	0
Loans and advances to customers	327,992	310,705	15,538	1,749	(764)	(82)	(123)	(559)
of which: Private clients with mortgages	132,646	124,063	7,624	959	(110)	(15)	(55)	(41)
of which: Real estate financing	38,481	32,932	5,532	17	(43)	(5)	(34)	(4)
of which: Large corporate clients	9,703	9,184	424	94	(117)	(15)	(4)	(98)
of which: SME clients	11,786	9,817	1,449	521	(303)	(17)	(15)	(271)
of which: Lombard	112,893	112,796	0	98	(22)	(4)	0	(18)
of which: Credit cards	1,661	1,314	325	22	(35)	(8)	(14)	(13)
of which: Commodity trade finance	2,844	2,826	8	10	(81)	(5)	0	(77)
Other financial assets measured at amortized cost	23,012	21,985	451	576	(143)	(35)	(13)	(95)
of which: Loans to financial advisors	2,877	2,341	334	202	(109)	(29)	(11)	(70)
Total financial assets measured at amortized cost	577,985	559,590	16,069	2,326	(915)	(124)	(137)	(655)
Financial assets measured at fair value through other comprehensive income	6,345	6,345	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	584,329	565,935	16,069	2,326	(915)	(124)	(137)	(655)

	Total exposure				ECL provisions
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,142	17,757	304	82	(42)	(8)	(1)	(33)
of which: Large corporate clients	3,687	3,461	203	24	(10)	(1)	0	(9)
of which: SME clients	1,180	1,055	67	58	(24)	0	0	(23)
of which: Financial intermediaries and hedge funds	7,966	7,950	16	0	(5)	(4)	0	0
of which: Lombard	622	622	0	0	(1)	0	0	(1)
of which: Commodity trade finance	2,334	2,320	13	0	(1)	(1)	0	0
Irrevocable loan commitments	27,547	27,078	419	50	(35)	(30)	(5)	0
of which: Large corporate clients	18,735	18,349	359	27	(27)	(24)	(3)	0
Forward starting reverse repurchase and securities borrowing agreements	1,657	1,657	0	0	0	0	0	0
Committed unconditionally revocable credit lines	36,979	35,735	1,197	46	(34)	(17)	(17)	0
of which: Real estate financing	5,242	4,934	307	0	(16)	(3)	(13)	0
of which: Large corporate clients	4,274	4,188	69	17	(1)	(1)	0	0
of which: SME clients	4,787	4,589	171	27	(9)	(8)	(1)	0
of which: Lombard	7,976	7,975	0	1	0	0	0	0
of which: Credit cards	7,890	7,535	355	0	(6)	(4)	(2)	0
of which: Commodity trade finance	344	344	0	0	0	0	0	0
Irrevocable committed prolongation of existing loans	3,289	3,285	0	4	(3)	(3)	0	0
Total off-balance sheet financial instruments and other credit lines	87,614	85,513	1,920	182	(114)	(58)	(23)	(33)
Total allowances and provisions					(1,029)	(181)	(160)	(688)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

USD million	31.12.18
	Carrying amount[1]				ECL allowances
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	108,370	108,370	0	0	0	0	0	0
Loans and advances to banks	16,642	16,440	202	0	(7)	(4)	(1)	(3)
Receivables from securities financing transactions	95,349	95,349	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	23,603	23,603	0	0	0	0	0	0
Loans and advances to customers	321,482	299,378	20,357	1,748	(772)	(69)	(155)	(549)
of which: Private clients with mortgages	126,335	115,679	9,859	796	(138)	(16)	(83)	(39)
of which: Real estate financing	36,474	28,578	7,858	38	(59)	(3)	(40)	(16)
of which: Large corporate clients	11,390	10,845	457	88	(95)	(9)	(4)	(82)
of which: SME clients	9,924	8,029	1,263	632	(281)	(13)	(12)	(256)
of which: Lombard	111,722	111,707	0	14	(21)	(4)	0	(17)
of which: Credit cards	1,529	1,216	297	16	(30)	(6)	(13)	(11)
of which: Commodity trade finance	3,260	2,798	445	16	(86)	(5)	(3)	(78)
Other financial assets measured at amortized cost	22,637	21,936	223	478	(155)	(43)	(4)	(109)
of which: Loans to financial advisors	3,291	3,104	62	125	(113)	(34)	(2)	(77)
Total financial assets measured at amortized cost	588,084	565,076	20,782	2,226	(937)	(117)	(159)	(660)
Financial assets measured at fair value through other comprehensive income	6,667	6,667	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	594,750	571,743	20,782	2,226	(937)	(117)	(159)	(660)

	Total exposure				ECL provisions
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,146	17,321	611	215	(43)	(7)	(2)	(34)
of which: Large corporate clients	3,862	3,599	136	127	(8)	(1)	(1)	(6)
of which: SME clients	1,298	1,057	164	77	(26)	0	0	(25)
of which: Financial intermediaries and hedge funds	7,193	7,125	67	0	(4)	(3)	0	0
of which: Lombard	834	834	0	0	0	0	0	0
of which: Commodity trade finance	2,097	1,851	236	11	(1)	(1)	0	0
Irrevocable loan commitments	31,212	30,590	568	53	(37)	(32)	(5)	0
of which: Large corporate clients	22,019	21,492	519	7	(31)	(26)	(4)	0
Forward starting reverse repurchase and securities borrowing agreements	937	937	0	0	0	0	0	0
Committed unconditionally revocable credit lines	38,851	37,338	1,420	93	(36)	(19)	(16)	0
of which: Real estate financing	2,562	2,150	401	11	(17)	(4)	(12)	0
of which: Large corporate clients	4,260	4,152	91	17	(2)	(1)	0	0
of which: SME clients	4,505	4,163	285	57	(7)	(6)	(1)	0
of which: Lombard	7,402	7,402	0	0	0	(1)	0	0
of which: Credit cards	7,343	7,035	309	0	(6)	(4)	(2)	0
of which: Commodity trade finance	3,467	3,209	254	4	(2)	(2)	0	0
Irrevocable committed prolongation of existing loans	3,339	2,861	456	22	(1)	(1)	0	0
Total off-balance sheet financial instruments and other credit lines	92,486	89,048	3,055	383	(116)	(59)	(23)	(34)
Total allowances and provisions					(1,054)	(176)	(183)	(695)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

Disclosure Of Provision Matrix Explanatory

Balance sheet notes

Note 10 Financial assets at amortized cost and other positions in scope of expected credit loss measurement

The tables on the following pages provide information about financial instruments and certain other credit lines that are subject to expected credit loss (ECL) requirements. UBS has established ECL disclosure segments or “ECL segments” to disaggregate portfolios based on shared risk characteristics and on the same or similar rating methods applied. The key segments are presented in the table below.

→Refer to Note 23 for more information about expected credit loss measurement

Segment

Segment description

Description of credit risk sensitivity

Business division /

Corporate Center

Private clients with mortgages

Lending to private clients secured by owner-occupied real estate and personal account overdrafts of those clients

Sensitive to the interest rate environment, employment status and influence from regional effects (e.g., property values)

–Personal & Corporate Banking

–Global Wealth Management

Real estate financing

Rental or income-producing real estate financing to private and corporate clients secured by real estate

Sensitive to GDP development, the interest rate environment and regional effects (e.g., property values)

–Personal & Corporate Banking

–Global Wealth Management

–Investment Bank

Large corporate clients

Lending to large corporate and multinational clients

Sensitive to GDP development, seasonality, business cycles and collateral values (diverse collateral including real estate and other collateral types)

–Personal & Corporate Banking

–Investment Bank

SME clients

Lending to small and medium-sized corporate clients

Sensitive to GDP development, the interest rate environment and, to some extent, seasonality, business cycles and collateral values (diverse collateral including real estate and other collateral types)

–Personal & Corporate Banking

Lombard

Loans secured by pledges of marketable

securities, guarantees and other forms of collateral

Sensitive to the market (e.g., changes in collateral as well as in invested assets)

–Global Wealth Management

Credit cards

Credit card solutions in Switzerland and the US

Sensitive to the interest rate

environment and employment status

–Personal & Corporate Banking

–Global Wealth Management

Commodity trade finance

Working capital financing of commodity traders, generally extended on a self-liquidating transactional basis

Sensitive primarily to the strength of individual transaction structures and collateral values (price volatility of commodities) as the primary source for debt service is directly linked to the shipments financed

–Personal & Corporate Banking

Financial intermediaries and hedge funds

Lending to financial institutions and pension funds, including exposures to broker-dealers and clearing houses

Sensitive to GDP development, the interest rate environment, regulatory changes and political risk

–Personal & Corporate Banking

–Investment Bank

–Corporate Center

→

Refer to Note 23g for more details regarding sensitivity

For amortized cost instruments, the net carrying amount represents the maximum exposure to credit risk, taking into account the allowance for credit losses. Financial assets measured at fair value through other comprehensive income (FVOCI) are also subject to ECL; however, unlike for amortized cost instruments, the allowance does not reduce the carrying amount of these financial assets. Rather, the carrying amount of financial assets measured at FVOCI represents the maximum exposure to credit risk.

No purchased credit-impaired financial assets have been recognized in the period. Originated credit-impaired financial assets were not material and are not presented in the table below and on the following page.

In addition to on-balance sheet financial assets, certain off-balance sheet financial instruments and other credit lines are also subject to ECL. The maximum exposure to credit risk for off-balance sheet financial instruments is calculated based on the maximum contractual amounts.

USD million	31.12.19
	Carrying amount[1]				ECL allowances
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	107,068	107,068	0	0	0	0	0	0
Loans and advances to banks	12,379	12,298	80	0	(6)	(4)	(1)	(1)
Receivables from securities financing transactions	84,245	84,245	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	23,289	23,289	0	0	0	0	0	0
Loans and advances to customers	327,992	310,705	15,538	1,749	(764)	(82)	(123)	(559)
of which: Private clients with mortgages	132,646	124,063	7,624	959	(110)	(15)	(55)	(41)
of which: Real estate financing	38,481	32,932	5,532	17	(43)	(5)	(34)	(4)
of which: Large corporate clients	9,703	9,184	424	94	(117)	(15)	(4)	(98)
of which: SME clients	11,786	9,817	1,449	521	(303)	(17)	(15)	(271)
of which: Lombard	112,893	112,796	0	98	(22)	(4)	0	(18)
of which: Credit cards	1,661	1,314	325	22	(35)	(8)	(14)	(13)
of which: Commodity trade finance	2,844	2,826	8	10	(81)	(5)	0	(77)
Other financial assets measured at amortized cost	23,012	21,985	451	576	(143)	(35)	(13)	(95)
of which: Loans to financial advisors	2,877	2,341	334	202	(109)	(29)	(11)	(70)
Total financial assets measured at amortized cost	577,985	559,590	16,069	2,326	(915)	(124)	(137)	(655)
Financial assets measured at fair value through other comprehensive income	6,345	6,345	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	584,329	565,935	16,069	2,326	(915)	(124)	(137)	(655)

	Total exposure				ECL provisions
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,142	17,757	304	82	(42)	(8)	(1)	(33)
of which: Large corporate clients	3,687	3,461	203	24	(10)	(1)	0	(9)
of which: SME clients	1,180	1,055	67	58	(24)	0	0	(23)
of which: Financial intermediaries and hedge funds	7,966	7,950	16	0	(5)	(4)	0	0
of which: Lombard	622	622	0	0	(1)	0	0	(1)
of which: Commodity trade finance	2,334	2,320	13	0	(1)	(1)	0	0
Irrevocable loan commitments	27,547	27,078	419	50	(35)	(30)	(5)	0
of which: Large corporate clients	18,735	18,349	359	27	(27)	(24)	(3)	0
Forward starting reverse repurchase and securities borrowing agreements	1,657	1,657	0	0	0	0	0	0
Committed unconditionally revocable credit lines	36,979	35,735	1,197	46	(34)	(17)	(17)	0
of which: Real estate financing	5,242	4,934	307	0	(16)	(3)	(13)	0
of which: Large corporate clients	4,274	4,188	69	17	(1)	(1)	0	0
of which: SME clients	4,787	4,589	171	27	(9)	(8)	(1)	0
of which: Lombard	7,976	7,975	0	1	0	0	0	0
of which: Credit cards	7,890	7,535	355	0	(6)	(4)	(2)	0
of which: Commodity trade finance	344	344	0	0	0	0	0	0
Irrevocable committed prolongation of existing loans	3,289	3,285	0	4	(3)	(3)	0	0
Total off-balance sheet financial instruments and other credit lines	87,614	85,513	1,920	182	(114)	(58)	(23)	(33)
Total allowances and provisions					(1,029)	(181)	(160)	(688)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

USD million	31.12.18
	Carrying amount[1]				ECL allowances
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Cash and balances at central banks	108,370	108,370	0	0	0	0	0	0
Loans and advances to banks	16,642	16,440	202	0	(7)	(4)	(1)	(3)
Receivables from securities financing transactions	95,349	95,349	0	0	(2)	(2)	0	0
Cash collateral receivables on derivative instruments	23,603	23,603	0	0	0	0	0	0
Loans and advances to customers	321,482	299,378	20,357	1,748	(772)	(69)	(155)	(549)
of which: Private clients with mortgages	126,335	115,679	9,859	796	(138)	(16)	(83)	(39)
of which: Real estate financing	36,474	28,578	7,858	38	(59)	(3)	(40)	(16)
of which: Large corporate clients	11,390	10,845	457	88	(95)	(9)	(4)	(82)
of which: SME clients	9,924	8,029	1,263	632	(281)	(13)	(12)	(256)
of which: Lombard	111,722	111,707	0	14	(21)	(4)	0	(17)
of which: Credit cards	1,529	1,216	297	16	(30)	(6)	(13)	(11)
of which: Commodity trade finance	3,260	2,798	445	16	(86)	(5)	(3)	(78)
Other financial assets measured at amortized cost	22,637	21,936	223	478	(155)	(43)	(4)	(109)
of which: Loans to financial advisors	3,291	3,104	62	125	(113)	(34)	(2)	(77)
Total financial assets measured at amortized cost	588,084	565,076	20,782	2,226	(937)	(117)	(159)	(660)
Financial assets measured at fair value through other comprehensive income	6,667	6,667	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	594,750	571,743	20,782	2,226	(937)	(117)	(159)	(660)

	Total exposure				ECL provisions
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,146	17,321	611	215	(43)	(7)	(2)	(34)
of which: Large corporate clients	3,862	3,599	136	127	(8)	(1)	(1)	(6)
of which: SME clients	1,298	1,057	164	77	(26)	0	0	(25)
of which: Financial intermediaries and hedge funds	7,193	7,125	67	0	(4)	(3)	0	0
of which: Lombard	834	834	0	0	0	0	0	0
of which: Commodity trade finance	2,097	1,851	236	11	(1)	(1)	0	0
Irrevocable loan commitments	31,212	30,590	568	53	(37)	(32)	(5)	0
of which: Large corporate clients	22,019	21,492	519	7	(31)	(26)	(4)	0
Forward starting reverse repurchase and securities borrowing agreements	937	937	0	0	0	0	0	0
Committed unconditionally revocable credit lines	38,851	37,338	1,420	93	(36)	(19)	(16)	0
of which: Real estate financing	2,562	2,150	401	11	(17)	(4)	(12)	0
of which: Large corporate clients	4,260	4,152	91	17	(2)	(1)	0	0
of which: SME clients	4,505	4,163	285	57	(7)	(6)	(1)	0
of which: Lombard	7,402	7,402	0	0	0	(1)	0	0
of which: Credit cards	7,343	7,035	309	0	(6)	(4)	(2)	0
of which: Commodity trade finance	3,467	3,209	254	4	(2)	(2)	0	0
Irrevocable committed prolongation of existing loans	3,339	2,861	456	22	(1)	(1)	0	0
Total off-balance sheet financial instruments and other credit lines	92,486	89,048	3,055	383	(116)	(59)	(23)	(34)
Total allowances and provisions					(1,054)	(176)	(183)	(695)
1 The carrying amount of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.

Coverage ratios are calculated by taking ECL allowances and provisions divided by the gross carrying amount of the exposures. These ratios have remained broadly unchanged in 2019 and are influenced by the following key factors:

–significant asset balances are held with central banks as part of the requirement to hold high-quality liquid assets;

–Lombard loans are secured with marketable securities in portfolios which are in general highly diversified with strict lending policies that are intended to ensure that credit risk is minimal under most circumstances;

–mortgage loans to private clients and real estate financing are controlled by conservative eligibility criteria, including low loan-to-value ratios and strong debt service capabilities. The risk of rising interest rates has been taken into account in the scenario selection process;

–the amount of unsecured retail lending (including credit cards) in Switzerland is insignificant;

–contractual maturities in the loan portfolio, which are a factor in the calculation of ECLs, are generally short, with a large part of the loan portfolio having contractual maturities of 12 month or less;

–for example, the carrying amount of Swiss residential mortgage loans would continue to be fully covered or 98% covered by real estate collateral, even if the value of that collateral decreased by 20% or 30%, respectively.

Certain assets reported in stage 2 within the Private clients with mortgages and Real estate financing segments did not have a comparable rating on origination upon which to base the assessment of whether a significant increase in credit risk (SICR) has occurred. In accordance with the IFRS 9 transition requirements, a lifetime ECL has been recognized for these assets. In the medium term and based on the current economic outlook, UBS expects the proportion of these stage 2 assets to reduce to some extent.

	31.12.19
	Gross carrying amount (USD million)				ECL coverage (bps)
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Loans and advances to customers	328,756	310,787	15,661	2,308	23	3	79	2,420
of which: Private clients with mortgages	132,756	124,077	7,679	1,000	8	1	72	406
of which: Real estate financing	38,524	32,937	5,567	21	11	2	62	1,765
of which: Large corporate clients	9,819	9,199	429	192	119	16	100	5,088
of which: SME clients	12,089	9,834	1,464	791	251	18	104	3,420
of which: Lombard	112,915	112,799	0	116	2	0	0	1,566
of which: Credit cards	1,696	1,322	339	35	205	60	404	3,718
of which: Commodity trade finance	2,925	2,831	8	87	278	17	3	8,844
Other financial assets measured at amortized cost	23,154	22,019	463	672	62	16	274	1,420
of which: Loans to financial advisors	2,987	2,370	344	272	366	122	305	2,570
Total financial assets measured at amortized cost	578,899	559,714	16,206	2,981	16	2	84	2,198
Financial assets measured at fair value through other comprehensive income	6,345	6,345	0	0	0	0	0	0
Total on-balance sheet financial assets in scope of ECL requirements	585,245	566,059	16,206	2,981	16	2	84	2,198

	Gross exposure (USD million)				ECL coverage (bps)
Off-balance sheet (in scope of ECL)	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Guarantees	18,142	17,757	304	82	23	4	30	4,032
Irrevocable loan commitments	27,547	27,078	419	50	13	11	120	0
Forward starting reverse repurchase and securities borrowing agreements	1,657	1,657	0	0	0	0	0	0
Committed unconditionally revocable credit lines	36,979	35,735	1,197	46	9	5	143	0
Irrevocable committed prolongation of existing loans	3,289	3,285	0	4	8	8	0	0
Total off-balance sheet financial instruments and other credit lines	87,614	85,513	1,920	182	13	7	120	1,822
Total allowances and provisions					29	9	204	4,020

As explained in Note 1a, the assessment of an SICR considers a number of qualitative and quantitative factors to determine if a stage transfer between stage 1 and stage 2 is required. The primary assessment considers changes in probability of default (PD) based on rating analyses and economic outlook. Additionally, UBS considers counterparties that have moved to a credit watch list and those with payments that are 30 days past due.

USD million	ECL allowances / provisions
Financial instruments measured at amortized cost	Total	Stage 1	Stage 2	of which: PD layer	of which: watch list	of which: ≥30 days past due	Stage 3
Mortgages, business loans and related off-balance sheet commitments in the region Switzerland	723	89	137	93	6	38	497
of which: Private clients with mortgages	88	11	53	40	0	13	27
of which: Real estate financing	59	8	47	36	0	11	4
of which: Large corporate clients	57	6	4	0	4	0	47
of which: SME clients	310	25	9	6	2	1	276
of which: Lombard	3	2	0	0	0	0	1
of which: Leasing	42	6	12	11	0	1	24
of which: Credit cards	33	9	11	0	0	11	12
of which: Other	128	23	2	2	0	0	106

Disclosure Of Key Macro Economic Variables Explanatory
	One year				Three years cumulative
Key parameters	Upside	Baseline	Mild downside	Severe downside	Upside	Baseline	Mild downside	Severe downside
Real GDP growth (% change)
United States	4.3	1.9	(0.5)	(6.4)	10.9	6.4	0.0	(4.3)
Eurozone	3.6	1.0	(0.3)	(9.1)	9.5	2.8	0.7	(10.8)
Switzerland	4.2	1.5	(0.8)	(7.0)	10.4	4.8	(0.1)	(6.2)
Consumer price index (% change)
United States	3.1	1.8	4.9	(1.2)	8.6	6.2	11.1	0.4
Eurozone	2.1	1.3	2.8	(1.3)	6.7	4.3	6.2	(1.7)
Switzerland	1.5	0.8	1.8	(1.8)	5.5	2.7	4.2	(1.6)
Unemployment rate (change, percentage points)
United States	(0.9)	(0.4)	0.3	5.7	(0.9)	(0.5)	0.7	5.6
Eurozone	(1.4)	(0.1)	0.6	5.6	(1.9)	(0.2)	1.0	7.9
Switzerland	(0.3)	0.1	0.5	2.6	(0.8)	0.3	1.2	3.6
Fixed income: 10-year government bonds (change in yields, basis points)
USD	61.0	0.2	187.5	(100.0)	274.1	10.1	262.5	(75.0)
EUR	65.0	8.4	112.5	(30.0)	221.7	28.2	225.0	(20.0)
CHF	73.0	9.5	187.5	(70.0)	283.0	30.0	262.5	(35.0)
Equity indices (% change)
S&P 500	14.8	3.5	(20.3)	(53.0)	42.7	9.5	(23.5)	(42.9)
EuroStoxx 50	17.0	0.5	(15.5)	(60.0)	44.3	4.4	(14.7)	(52.9)
SPI	13.9	1.4	(19.0)	(56.2)	42.2	5.3	(24.0)	(46.8)
Swiss real estate (% change)
Single-Family Homes	4.5	0.1	(7.3)	(15.2)	14.1	2.3	(15.8)	(27.0)
Other real estate (% change)
United States (S&P/Case-Shiller)	6.2	4.0	(4.0)	(13.3)	17.7	16.7	(11.9)	(23.4)
Eurozone (House Price Index)	4.9	1.2	(1.2)	(23.0)	15.4	2.2	(6.8)	(33.2)

Disclosure Of Credit Risk Exposure Movement Explanatory
	Development of ECL allowances and provisions
USD million	Total	Stage 1	Stage 2	Stage 3
Balance as of 31 December 2018	(1,054)	(176)	(183)	(695)
ECL movements due to stage transfer[1]	0	(96)	103	(8)
Net movement from new and derecognized transactions[2]	(53)	(66)	10	3
of which: Private clients with mortgages	(1)	(4)	3	0
of which: Real estate financing	(3)	(5)	2	0
of which: Large corporate clients	(6)	(14)	8	0
of which: SME clients	(16)	(14)	(2)	0
Book quality movements	(52)	141	(97)	(96)
Remeasurements due to stage transfers[3]	(125)	110	(138)	(97)
of which: Private clients with mortgages	(5)	70	(74)	(1)
of which: Real estate financing	5	21	(16)	0
of which: Large corporate clients	(45)	1	(11)	(35)
of which: SME clients	(64)	6	(17)	(53)
Remeasurements without stage transfers[4]	73	31	41	1
of which: Private clients with mortgages	22	2	30	(9)
of which: Real estate financing	1	0	0	1
of which: Large corporate clients	(24)	(10)	0	(14)
of which: SME clients	35	9	10	17
Model and methodology changes[5]	26	17	9	0
Total ECL movements with profit or loss impact[6]	(78)	(4)	25	(100)
Other allowance and provision movements	105	(1)	(2)	108
Write-offs / recoveries[7]	130	0	0	130
Reclassifications[8]	0	0	0	0
Foreign exchange movements[9]	(8)	(1)	(2)	(4)
Other	(19)	0	0	(18)
Balance as of 31 December 2019	(1,029)	(181)	(160)	(688)
1 Represents ECL allowances and provisions prior to ECL remeasurement due to stage transfer. 2 Represents the increase and decrease in allowances and provisions resulting from financial instruments (including guarantees and facilities) that were newly originated, purchased or renewed and from the final derecognition of loans or facilities on their maturity date or earlier. 3 Represents the remeasurement between 12-month and lifetime ECL due to stage transfers. 4 Represents the change in allowances and provisions related to changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions, changes in the exposure profile, PD and LGD changes, and unwinding of the time value. 5 Represents the change in the allowances and provisions related to changes in models and methodologies. Refer to Note 23b for more information. 6 Includes ECL movements due to stage transfers, ECL movements from new and derecognized transactions, book quality changes and model and methodology changes. 7 Represents the decrease in allowances and provisions resulting from write-offs of the ECL allowance against the gross carrying amount when all or part of a financial asset is deemed uncollectible or forgiven. 8 Represents reclassifications to Other assets measured at amortized cost. 9 Represents the change in allowances and provisions related to movements in foreign exchange rates.

Disclosure Of Maximum Exposure To Credit Risk Explanatory
Maximum exposure to credit risk
	31.12.19
		Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion	Maximum exposure to credit risk	Cash collateral received	Collateralized by securities	Secured by real estate	Other collateral[1]	Netting	Credit derivative contracts	Guarantees
Financial assets measured at amortized cost on the balance sheet
Cash and balances at central banks	107.1								107.1
Loans and advances to banks[2]	12.4		0.0						12.3
Receivables from securities financing transactions	84.2		77.6		5.8				0.8
Cash collateral receivables on derivative instruments[3,4]	23.3					14.4			8.9
Loans and advances to customers[5]	328.0	19.4	101.4	174.7	17.1			1.1	14.3
Other financial assets measured at amortized cost	23.0	0.1	0.4	0.0	1.3				21.2
Total financial assets measured at amortized cost	578.0	19.5	179.4	174.7	24.3	14.4	0.0	1.1	164.6
Financial assets measured at fair value through other comprehensive income – debt	6.3								6.3
Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL	584.3	19.5	179.4	174.7	24.3	14.4	0.0	1.1	171.0
Guarantees[6]	18.1	1.0	3.0	0.1	1.7			2.5	9.8
Loan commitments[6]	27.5	0.2	1.9	1.3	5.8		0.2	0.2	18.0
Forward starting transactions, reverse repurchase and securities borrowing agreements	1.7		1.7						0.0
Committed unconditionally revocable credit lines	36.9	0.3	8.3	4.9	3.6			0.0	19.8
Total maximum exposure to credit risk not reflected on the balance sheet, in scope of ECL	84.2	1.5	14.9	6.3	11.0	0.0	0.2	2.8	47.6
Maximum exposure to credit risk (continued)
	31.12.18
		Collateral				Credit enhancements			Exposure to credit risk after collateral and credit enhancements
USD billion	Maximum exposure to credit risk	Cash collateral received	Collateralized by securities	Secured by real estate	Other collateral[1]	Netting	Credit derivative contracts	Guarantees
Financial assets measured at amortized cost on the balance sheet
Cash and balances at central banks	108.4								108.4
Loans and advances to banks[2]	16.6		0.1						16.6
Receivables from securities financing transactions	95.3		92.5		2.5				0.3
Cash collateral receivables on derivative instruments[3,4]	23.6					14.5			9.1
Loans and advances to customers[5]	321.5	17.7	104.4	167.1	16.2		0.0	1.2	14.8
Other financial assets measured at amortized cost	22.6	0.1	0.4	0.0	1.1				21.0
Total financial assets measured at amortized cost	588.1	17.8	197.4	167.2	19.9	14.5	0.0	1.2	170.2
Financial assets measured at fair value through other comprehensive income – debt	6.7								6.7
Total maximum exposure to credit risk reflected on the balance sheet in scope of ECL	594.8	17.8	197.4	167.2	19.9	14.5	0.0	1.2	176.9
Guarantees[6]	18.1	1.3	2.5	0.1	1.2			2.7	10.2
Loan commitments[6]	31.2	0.4	2.8	1.5	5.7		0.2	0.7	19.8
Forward starting transactions, reverse repurchase and securities borrowing agreements	0.9		0.9						0.0
Committed unconditionally revocable credit lines	38.8	1.1	6.5	4.2	3.9				23.2
Total maximum exposure to credit risk not reflected on the balance sheet, in scope of ECL	89.0	2.8	12.7	5.8	10.8	0.0	0.2	3.4	53.2
1 Includes but is not limited to life insurance contracts, inventory, mortgage loans, gold and other commodities. 2 Loans and advances to banks include amounts held with third-party banks on behalf of clients. The credit risk associated with these balances may be borne by those clients. 3 Included within Cash collateral receivables on derivative instruments are margin balances due from exchanges or clearing houses. Some of these margin balances reflect amounts transferred on behalf of clients who retain the associated credit risk. 4 The amount shown in the “Netting” column represents the netting potential not recognized on the balance sheet. Refer to Note 25 for more information. 5 Collateral arrangements generally incorporate a range of collateral, including cash, securities, property and other collateral. 6 The amount shown in the “Guarantees” column largely relates to sub-participations. Refer to Note 34 for more information.

Disclosure Of Internal Credit Exposures Explanatory
Financial assets subject to credit risk by rating category
USD million	31.12.19
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired (defaulted)	Total gross carrying amount	ECL allowances	Net carrying amount (maximum exposure to credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks	105,195	1,873	0	0	0	0	107,068	0	107,068
of which: stage 1	105,195	1,873	0	0	0	0	107,068	0	107,068
Loans and advances to banks	309	9,764	1,326	687	298	1	12,386	(6)	12,379
of which: stage 1	309	9,764	1,326	677	228	0	12,303	(4)	12,299
of which: stage 2	0	0	0	10	71	0	81	(1)	80
of which: stage 3	0	0	0	0	0	1	1	(1)	0
Receivables from securities financing transactions	21,089	16,889	14,366	28,815	3,088	0	84,246	(2)	84,245
of which: stage 1	21,089	16,889	14,366	28,815	3,088	0	84,246	(2)	84,245
Cash collateral receivables on derivative instruments	4,899	10,553	5,033	2,765	39	0	23,289	0	23,289
of which: stage 1	4,899	10,553	5,033	2,765	39	0	23,289	0	23,289
Loans and advances to customers	1,744	176,189	59,240	70,528	18,748	2,308	328,756	(764)	327,992
of which: stage 1	1,744	175,534	56,957	62,435	14,117	0	310,787	(82)	310,705
of which: stage 2	0	655	2,283	8,093	4,631	0	15,661	(123)	15,538
of which: stage 3	0	0	0	0	0	2,308	2,308	(559)	1,749
Other financial assets measured at amortized cost	13,030	1,592	390	7,158	312	672	23,154	(143)	23,012
of which: stage 1	13,030	1,581	381	6,747	280	0	22,019	(35)	21,985
of which: stage 2	0	11	9	412	32	0	463	(13)	451
of which: stage 3	0	0	0	0	0	672	672	(95)	576
Total financial assets measured at amortized cost	146,267	216,860	80,354	109,952	22,485	2,981	578,899	(915)	577,985
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments	5,854	450	0	41	0	0	6,345	0	6,345
Total on balance sheet financial instruments	152,120	217,309	80,354	109,994	22,485	2,981	585,245	(915)	584,329
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Financial assets subject to credit risk by rating category
USD million	31.12.18
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired (defaulted)	Total gross carrying amount	ECL allowances	Net carrying amount (maximum exposure to credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks	103,635	4,735	0	0	0	0	108,370	0	108,370
of which: stage 1	103,635	4,735	0	0	0	0	108,370	0	108,370
Loans and advances to banks	829	13,462	1,347	927	307	3	16,875	(7)	16,868
of which: stage 1	829	13,462	1,347	763	268	0	16,669	(4)	16,666
of which: stage 2	0	0	0	164	39	0	203	(1)	202
of which: stage 3	0	0	0	0	0	3	3	(3)
Receivables from securities financing transactions	29,065	24,653	13,602	26,865	1,165	0	95,350	(2)	95,349
of which: stage 1	29,065	24,653	13,602	26,865	1,165	0	95,350	(2)	95,349
Cash collateral receivables on derivative instruments	5,136	10,042	5,282	3,040	101	0	23,601	0	23,602
of which: stage 1	5,136	10,042	5,282	3,040	101	0	23,601	0	23,602
Loans and advances to customers	3,642	172,742	52,566	73,863	16,014	2,297	321,124	(772)	320,352
of which: stage 1	3,621	172,002	49,277	62,305	11,111	0	298,316	(69)	298,248
of which: stage 2	20	740	3,289	11,558	4,903	0	20,510	(155)	20,357
of which: stage 3	0	0	0	0	0	2,297	2,297	(549)	1,748
Other financial assets measured at amortized cost	13,409	676	313	7,460	274	586	22,718	(155)	22,563
of which: stage 1	13,409	676	313	7,235	272	0	21,905	(43)	21,862
of which: stage 2	0	0	0	225	2	0	227	(4)	223
of which: stage 3	0	0	0	0	0	586	586	(109)	478
Total financial assets measured at amortized cost	155,716	226,310	73,110	112,155	17,861	2,886	588,039	(937)	587,104
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments	3,889	2,702	0	76	0	0	6,667	0	6,667
Total on-balance sheet financial instruments	159,605	229,012	73,110	112,231	17,861	2,886	594,706	(937)	593,771
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Disclosure Of Off Balance Sheet Positions By Rating Category Explanatory
Off-balance sheet positions subject to expected credit loss by rating category
USD million	31.12.19
Rating category[1]	0–1	2–3	4–5	6–8	9–13	Credit-impaired(defaulted)	Total carrying amount (maximum exposure to credit risk)	ECL provision
Off-balance sheet financial instruments
Guarantees	857	4,932	6,060	5,450	761	82	18,142	(42)
of which: stage 1	857	4,931	6,048	5,218	704	0	17,757	(8)
of which: stage 2	0	1	12	233	57	0	304	(1)
of which: stage 3	0	0	0	0	0	82	82	(33)
Irrevocable loan commitments	2,548	10,068	4,862	5,859	4,160	50	27,547	(35)
of which: stage 1	2,548	10,068	4,862	5,722	3,878	0	27,078	(30)
of which: stage 2	0	0	0	137	282	0	419	(5)
of which: stage 3	0	0	0	0	0	50	50	0
Forward starting reverse repurchase and securities borrowing agreements	0	672	50	936	0	0	1,657	0
Total off balance sheet financial instruments	3,405	15,672	10,972	12,245	4,922	132	47,347	(77)
Other credit lines
Committed unconditionally revocable credit lines	632	14,346	6,231	7,169	8,554	46	36,979	(34)
of which: stage 1	632	14,309	6,120	6,789	7,889	0	35,740	(17)
of which: stage 2	0	37	111	380	665	0	1,193	(17)
of which: stage 3	0	0	0	0	0	46	46	0
Irrevocable committed prolongation of existing loans	25	1,399	870	633	359	4	3,289	(3)
of which: stage 1	25	1,399	870	633	359	0	3,285	(3)
of which: stage 2	0	0	0	0	0	0	0	0
of which: stage 3	0	0	0	0	0	4	4	0
Total other credit lines	657	15,745	7,101	7,801	8,913	50	40,268	(37)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control” section of this report for more information on rating categories.

Disclosure Of Credit Impaired Financial Instruments Explanatory

USD million	31.12.19
	Gross carrying amount	Allowance for expected credit losses	Net carrying amount	Collateral / credit enhancements
Loans and advances to banks	1	(1)	0	0
Loans and advances to customers	2,308	(559)	1,749	1,698
of which: Private clients with mortgages	1,000	(41)	959	959
of which: Real estate financing	21	(4)	17	13
of which: Large corporate clients	192	(98)	94	77
of which: SME clients	791	(271)	521	461
of which: Lombard	116	(18)	98	89
Other financial assets measured at amortized cost	672	(95)	576	22
Total credit-impaired financial assets measured at amortized cost	2,981[1]	(655)[1]	2,326	1,720

Guarantees	82	(33)		10
of which: Large corporate clients	24	(9)		8
of which: SME clients	58	(23)		2
Loan commitments	50	0		12
Committed unconditionally revocable credit lines	46	0		5
Irrevocable committed prolongation of existing loans	4	0		0
Total off-balance sheet financial instruments and other credit lines	182[1]	(33)[1]		27
1 Under IFRS 9, adopted on 1 January 2018, an instrument is classified as credit-impaired if the counterparty is defaulted, and/or the instrument is purchased or originated credit-impaired and includes credit-impaired exposures for which no loss has occurred or no allowance has been recognized (e.g., because they are expected to be fully recoverable through the collateral held).

Scenario Sensitivity Analysis Explanatory
	Actual ECL allowances and provisions (as per Note 10)		Pro forma ECL allowances and provisions, assuming application of 100% weighting								Pro forma ECL allowances and provisions, assuming all positions being subject to lifetime ECL
Scenarios	Weighted average		Baseline		Upside		Mild downside		Severe downside		Weighted average
USD million, except where indicated	ECL	in % of baseline	ECL	in % of baseline	ECL	in % of baseline	ECL	in % of baseline	ECL	in % of baseline	ECL	in % of baseline
Segmentation
Private clients with mortgages	73	248	32	100	27	84	107	336	179	562	191	646
Real estate financing	55	169	35	100	28	81	61	175	128	368	82	251
Large corporate clients	48	151	32	100	28	87	39	120	106	329	95	296
SME clients	51	112	45	100	42	93	55	121	67	147	93	205
Other segments	113	127	90	100	78	87	126	140	166	185	252	283
Total	341	149	234	100	203	87	387	166	646	276	713	312